Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Product revenue	$ 48,699	$ 24,836	$ 0
License and other revenue	42,735	58,193	36,772
Other income	1,948	1,988	2,912
Cost of product revenue	(160,856)	(64,095)	0
Research and development expenses	(210,827)	(180,622)	(191,006)
General and administrative expenses	(76,559)	(186,742)	(84,134)
Operating loss	(354,860)	(346,442)	(235,456)
Share of net loss of joint venture	(7,153)	(2,590)	(2,418)
Impairment loss on investment in joint venture	21,519	0	0
Finance income	4,823	2,549	51,568
Finance costs	(267,157)	(188,419)	(117,361)
Exchange rate differences	(5,183)	10,566	2,681
(Loss) / gain on extinguishment of financial liabilities	0	(27,311)	151,788
Non-operating (loss) / profit	(296,189)	(205,205)	86,258
Loss before taxes	(651,049)	(551,647)	(149,198)
Income tax benefit	99,318	38,067	47,694
Loss for the year	(551,731)	(513,580)	(101,504)
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	(86)	(6,111)	(305)
Total comprehensive loss	$ (551,817)	$ (519,691)	$ (101,809)
Loss per share
Basic (in dollars per share)	$ (2.43)	$ (2.60)	$ (0.92)
Diluted (in dollars per share)	$ (2.43)	$ (2.60)	$ (0.92)